Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Production revenues	$ 720.6	$ 897.3
Processing fees	14.3	8.4
Royalties	(97.8)	(148.3)
Sales of commodities purchased from third parties	16.2	14.3
Gross Revenue	653.3	771.7
Other income	7.2	6.9
Government decommissioning assistance	(0.4)	15.7
Risk management gain (loss)	23.8	(23.3)
Total revenue	683.9	771.0
Expenses
Operating	188.9	175.3
Transportation	41.0	35.1
Commodities purchased from third parties	14.0	12.2
General and administrative	19.0	18.4
Share-based compensation	16.2	28.1
Depletion, depreciation and impairment (reversal)	211.0	(111.5)
Financing	49.3	44.9
Risk management loss	0.5	0.0
Provisions gain	0.0	(0.3)
Foreign exchange loss gain	0.0	0.7
Restructuring	0.0	2.5
Transaction costs	0.0	0.1
Other	0.4	1.8
Total expenses	540.3	207.3
Income before taxes	143.6	563.7
Deferred income tax expense (recovery)	35.6	(246.4)
Net and comprehensive income	$ 108.0	$ 810.1
Net income per share
Basic	$ 1.33	$ 9.88
Diluted	$ 1.28	$ 9.6
Weighted average shares outstanding (millions)
Basic	80.9	82.0
Diluted	84.1	84.4